Earnings per Share - Schedule of Reconciliations of Net Loss Used in Calculating Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic net loss per share
Net loss attributable to the ordinary equity holders of the Company used in calculating basic net loss per share	$ (92,725,187)	$ (74,822,141)	$ (46,248,261)
Diluted net loss per share
Net loss attributable to the ordinary equity holders of the Company used in calculating diluted net loss per share	$ (92,725,187)	$ (74,822,141)	$ (46,248,261)